EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

	For the year ended December 31,
	2025	2024	2023
Basic earnings per share
Income attributable to owners of the parent company (ThUS$)	1,459,984	976,972	581,831
Weighted average number of shares, basic (*)	589,302,090,735	604,437,877,587	604,437,869,545
Basic earnings per share (US$)	0.002477	0.001616	0.000963

	For the year ended December 31,
	2025	2024	2023
Diluted earnings per share
Income attributable to owners of the parent company (ThUS$)	1,459,984	976,972	581,831
Weighted average number of shares, diluted (**)	589,306,002,483	604,441,789,335	604,441,789,335
Diluted earnings per share (US$)	0.002477	0.001616	0.000963

(*)As of December 31, 2025, the number of weighted average basic shares considers 589,302,090,735 shares outstanding from January 1, 2025 to December 31, 2025. As of December 31, 2024, the number of weighted average basic shares considers 604,437,877,587 shares outstanding from January 1, 2024 to December 31, 2024. As of December 31, 2023, the weighted average basic shares considers 604,437,584,048 shares outstanding from January 1, 2023 to December 31, 2023. From January 10, 2023 to December 31, 2023, the number of shares outstanding increased due to the partial conversion of the Convertible Note H.
(**)As of December 31, 2025, the number of weighted average diluted shares considers 589,302,090,735 shares outstanding and 3,911,748 shares outstanding from January 1, 2025 until December 31, 2025, assuming the full conversion of the Convertibles Notes that were issued on the date of exit from Chapter 11. As of December 31, 2024, the number of weighted average diluted shares considers 604,437,877,587 shares from January 1, 2024 to December 31, 2024, and 3,911,748 shares outstanding from January 1 to December 31, 2024, assuming the full conversion of the convertible bonds that were issued on the date of exit from Chapter 11. As of December 31, 2023, the weighted average number of fully diluted shares considers 604,437,877,587 shares from January 1, 2023 to December 31, 2023, and 3,911,748 shares outstanding from January 1 to December 31, 2023, assuming the full conversion of the convertible bonds that were issued on the date of exit from Chapter 11.